Statements of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2015	$ 326	$ 1,664,282	$ (1,698,816)	$ (34,208)
Balance, shares at Dec. 31, 2015	325,744
Net loss			(31,326)	(31,326)
Balance at Dec. 31, 2016	$ 326	1,664,282	(1,730,142)	(65,534)
Balance, shares at Dec. 31, 2016	325,744
Net loss			(44,830)	(44,830)
Extinguishment of related party loan recorded as capital contribution		14,019		14,019
Rounding
Rounding, shares	6
Balance at Dec. 31, 2017	$ 326	$ 1,678,301	$ (1,774,972)	$ (96,345)
Balance, shares at Dec. 31, 2017	325,750